Leases - Schedule of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Future Minimum Lease Payments For Capital Leases [Line Items]
2022	$ 31,054
2023	28,101
2024	24,543
2025	19,421
2026	14,914
2027	8,353
2028	$ 2,637